Events after the Reporting Period	12 Months Ended
Dec. 31, 2025
Events after the Reporting Period [Abstract]
Events after the Reporting Period	40 — Events after the reporting period After the reporting date no material events occurred which had a significant impact on the bank’s results of operations, financial position and net assets.